Fair Value of Financial Instruments - Carrying Amounts and Fair Values of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Apr. 01, 2014	Mar. 31, 2014	Apr. 01, 2013	Mar. 31, 2013	Apr. 01, 2012
Financial assets:
Cash and cash equivalents	$ 49,308	$ 192,581	$ 192,581	$ 25,896	$ 25,896	$ 40,257
Securities available for sale, at fair value	18,314		3,599
Held to maturity, Amortized Cost	400,561		418,696
Net loans receivable	641,084		584,507
Federal Home Loan Bank of New York stock	6,041		7,889
Interest receivable	3,274		3,281
Securities held to maturity, fair value	409,554		421,064
Financial liabilities:
Deposits	699,476		763,912
FHLB advances	107,500		142,500
Stock subscription deposits			154,345
Interest payable	244		267
Estimated Fair Value [Member]
Financial assets:
Securities available for sale, at fair value	18,314		3,599
Federal Home Loan Bank of New York stock	6,041		7,889
Interest receivable	3,274		3,281
Cash and cash equivalents	49,308		192,581
Securities held to maturity, fair value	409,554		421,064
Net loans receivable	645,801		584,131
Financial liabilities:
Stock subscription deposits			154,345
Interest payable	244		267
Deposits	704,788		768,233
FHLB advances	111,008		146,655
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Financial assets:
Cash and cash equivalents	49,308		192,581
Financial liabilities:
Stock subscription deposits			154,345
(Level 2) Significant Other Observable Inputs [Member]
Financial assets:
Securities available for sale, at fair value	18,314		3,599
Federal Home Loan Bank of New York stock	6,041		7,889
Interest receivable	3,274		3,281
Securities held to maturity, fair value	409,554		421,064
Financial liabilities:
Interest payable	244		267
Deposits	704,788		768,233
FHLB advances	111,008		146,655
(Level 3) Significant Unobservable Inputs [Member]
Financial assets:
Net loans receivable	$ 645,801		$ 584,131